Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents. There were no cash equivalents recorded for the periods ended December 31, 2015 and December 31, 2014.